Share-based compensation	12 Months Ended
Dec. 31, 2022
Share-based compensation
Share-based compensation

19. Share-based compensation

The Company grants share-based awards to eligible employees pursuant to the 2017 equity incentive plan (the “2017 Plan”), which govern the terms of options and restricted share units (the “RSUs”) and restricted shares granted. The share option and RSU under the 2017 Plan have a contractual life of ten years. The options and RSUs are generally scheduled to be vested over one to four years. The options granted are only exercisable upon the occurrence of an IPO by the Company. Accordingly, the options granted have both service and performance condition, while RSUs granted have service condition only.

Share-based compensation expenses recognized in each item of the group’s operating expenses for the years ended December 31, 2020, 2021 and 2022 are as the following:

	For the year ended December 31,
	2020	2021	2022	2022
				US$
	RMB	RMB	RMB	Note 2(e)
General and administrative expenses	15,939	367,498	29,089	4,217
Research and development expenses	43,537	386,035	62,972	9,130
Fulfilment expenses	—	8,102	39	6
Selling and marketing expenses	—	48,543	(733)	(106)
	59,476	810,178	91,367	13,247

Options

The following table summarizes activities of the Company’s share options under the 2017 Plan for the years ended December 31, 2020, 2021 and 2022:

		Weighted	Weighted
		average	average	Aggregate
		exercise	remaining	Intrinsic
	Number of	price	contractual life	Value
	options	(US$)	(years)	(US$)
Outstanding as of January 1, 2020	13,726,347	0.21	7.92	37,321
Granted	6,113,717	0.01	—	—
Forfeited	(3,167,917)	0.05	—	—
Outstanding as of December 31, 2020	16,672,147	0.16	7.27	46,627
Granted	19,147,862	0.01	—	—
Forfeited	(3,689,139)	0.01	—	—
Outstanding as of December 31, 2021	32,130,870	0.09	7.49	100,542
Granted	6,719,741	0.01	—	—
Forfeited	(17,791,254)	0.05	—	—
Outstanding as of December 31, 2022	21,059,357	0.01	8.16	1,913

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the estimated fair value of the underlying stock at each reporting date.

The weighted-average grant date fair value for each option granted under the Company’s 2017 Plans for the years ended December 31, 2020, 2021 and 2022 was USD 2.91, USD 2.62, and USD 0.34, computed using the binomial option pricing model.

19. Share-based compensation (Continued)

The Group uses binomial option pricing model to determine the fair value of share options. The estimated fair value of each share option granted is estimated on the date of grant using the binomial option-pricing model with the following assumptions:

	For the year ended December 31,
	2020	2021	2022

Fair value of the ordinary shares on the date of grant (US$)	2.92	1.55~3.21	0.34
Exercise price (US$)	0.01	0.0001~0.01	0.0003~0.01
Risk-free interest rate (1)	0.82%	1.12%~1.74%	1.12%~1.74%
Expected term (in years) (2)	10	10	10
Expected volatility (3)	42%	37%~46%	37%~46%
Dividend yield (4)	0%	0%	0%
(1)	The risk-free interest rate of periods within the contractual life of the share option is based on the daily treasury long-term rate of U.S. Department of the Treasury as at the valuation dates.
(2)	The expected term is the contract life of the option.
(3)	Expected volatility is estimated based on the average of historical volatilities of the comparable companies in the same industry as at the valuation dates.
(4)	The Company has no history or expectation of paying dividend on its ordinary shares. The expected dividend yield was estimated based on the Company’s expected dividend policy over the expected term of the option.

Under the 2017 Plan, share options granted to employees are only exercisable upon the occurrence of the Group’s IPO. In June 2021, due to the completion of the IPO, total expenses of RMB261.4 million were recorded accordingly. The share-based compensation expenses for these options that are only exercisable upon the occurrence of the Group’s IPO will be recognized using the graded-vesting method.

As of December 31, 2022, there were RMB 2.94 million of unrecognized compensation expenses related to the options granted which are expected to be recognized over a weighted-average period of 3.36 years and may be adjusted for future changes in forfeitures.

19. Share-based compensation (Continued)

Restricted share units (“RSU”)

The following table summarizes activities of the Company’s RSUs under the 2017 Plan for the years ended December 31, 2020, 2021 and 2022:

		Weighted	Weighted
		average	average
		Grant date	vesting
		fair value	period
	Shares	(US$)	(years)
Outstanding as of January 1, 2020	18,043,019	1.27	1.72
Granted	1,300,352	2.92	—
Vested*	(8,946,166)	1.30	—
Forfeited	(560,000)	2.25	—
Outstanding as of December 31, 2020	9,837,205	1.41	0.91
Granted	2,116,798	3.21	—
Vested*	(9,218,115)	1.44	—
Outstanding as of December 31, 2021**	2,735,888	2.72	1.13
Granted	1,010,337	0.26	—
Vested*	(1,140,725)	3.09	—
Forfeited	(1,513,980)	2.8	—
Outstanding as of December 31, 2022	1,091,520	0.51	3.42

*Among the vested RSUs, the Company issued 6,070,232 Class B ordinary shares to the RSU holders in 2020 upon the completion of the registration procedures.

**During the year ended December 31, 2021, the Company issued 24,976,072 Class B ordinary shares to the RSU holders, of which 23,394,776 were vested RSUs, and 1,581,296 was unvested RSUs. The shares issued in relation to the unvested RSUs will continue to subject to the services conditions. As of December 31, 2021, the Company has issued 32,921,995 Class B ordinary shares to the RSU holders for the vested RSUs.

In June 2021, due to the completion of the IPO, total expenses of RMB32.4 million were recorded accordingly. The share-based compensation expenses for these restricted shares that are only vested upon the occurrence of the Group’s IPO will be recognized using the graded-vesting method.

As of December 31, 2022, there were RMB2.2 million of unrecognized share-based compensation expense related to the service-based RSUs granted. The expenses are expected to be recognized over a weighted-average period of 2.45 years.

19. Share-based compensation (Continued)

Restricted shares

During the year ended December 31, 2022, the Company issued 30,927,888 Class B ordinary shares to certain directors, officers and employees of the Company, of which 16,700,058were vested RSs, 7,365,780 were unvested RSs, and 6,862,050 were forfeited RSs. Such shares are subject to certain restrictions on transfer and repurchase rights as set forth in the restricted shares agreements entered into with the Company. Such restrictions will be terminated upon the completion of the 4 years of the services of the employees and the occurrence of the IPO of the Company. Accordingly, these restricted shares granted have both service and performance conditions.

In June 2021, due to the completion of the IPO, total expenses of RMB304.2 million were recorded accordingly.

As of December 31, 2022, there were RMB60.2 million of unrecognized share-based compensation expense related to the restricted shares, including those granted with a performance condition of an IPO. The expenses are expected to be recognized over a weighted-average period of 2.18 years.